Schedule of classes of shares outstanding (Details)		Mar. 31, 2025 $ / shares shares		Mar. 31, 2025 ₨ / shares shares	Mar. 31, 2024 ₨ / shares shares	Mar. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Nominal value | ₨ / shares					₨ 142
Ordinary shares		62,074,642		62,074,642	63,113,555	63,647,927
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Nominal value | (per share)		$ 0.0001	[1]	₨ 0.008
Ordinary shares	[1]	60,219,771		60,219,771	61,258,684
Ordinary shares class A [member]
IfrsStatementLineItems [Line Items]
Nominal value | (per share)		$ 0.0001	[2]	₨ 0.008
Ordinary shares	[2]
Ordinary shares class F [member]
IfrsStatementLineItems [Line Items]
Nominal value | (per share)		$ 0.0001	[1]	₨ 0.008
Ordinary shares	[1]	1,854,871		1,854,871	1,854,871

[1]	For movement in class F shares to Ordinary shares, refer to note 6.
[2]	Norwest Venture Partners X, LP and Norwest Venture Partners IX, LP, holding 1,196,084 and 1,196,084 Class A shares, respectively, have converted their Class A shares into 1,196,084 and 1,196,084 ordinary shares, respectively i.e. in the exchange ratio of 1:1, on February 15, 2024.